CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	A-1 preferred stock ENERGY VAULT HOLDINGS, INC	Convertible Preferred Stock ENERGY VAULT HOLDINGS, INC	A-2 preferred stock ENERGY VAULT HOLDINGS, INC	Series B Preferred stock ENERGY VAULT HOLDINGS, INC	B-1 preferred stock Additional Paid-In Capital ENERGY VAULT HOLDINGS, INC	B-1 preferred stock ENERGY VAULT HOLDINGS, INC	Common Stock ENERGY VAULT HOLDINGS, INC	Additional Paid-In Capital ENERGY VAULT HOLDINGS, INC	Additional Paid-In Capital	Accumulated Deficit ENERGY VAULT HOLDINGS, INC	Accumulated Deficit	Accumulated Other Comprehensive Loss ENERGY VAULT HOLDINGS, INC	ENERGY VAULT HOLDINGS, INC	Total
Balance at the beginning at Dec. 31, 2018		$ 2,842,548
Balance at the beginning (in shares) at Dec. 31, 2018		4,399,077
Convertible Preferred Stock
Issuance of stock upon conversion of notes payable	$ 3,075,831		$ 2,504,716
Issuance of stock upon conversion of notes payable (in shares)	1,025,646		528,823
Beneficial conversion feature on convertible debt		$ 788,584
Issuance of stock for cash			$ 1,049,998
Issuance of stock for cash (in shares)			221,687
Issuance of stock, net of tranche obligation				$ 36,516,593
Issuance of stock, net of tranche obligation (in shares)				2,163,433
Preferred Stock issuance costs				$ (244,501)
Balance at the ending at Dec. 31, 2019		$ 46,533,769											$ 46,533,769
Balance at the ending (in shares) at Dec. 31, 2019		8,338,666											8,338,666
Balance at the beginning at Dec. 31, 2018							$ 189	$ 38,136		$ (3,315,163)		$ (224,805)	$ (3,501,643)
Balance at the beginning (in shares) at Dec. 31, 2018							1,888,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation							$ 26	32,219					32,245
Stock based compensation (in shares)							259,810
Net loss										(10,141,447)			(10,141,447)
Actuarial loss on pension												(264,307)	(264,307)
Foreign currency translation loss												(174,246)	(174,246)
Balance at the ending at Dec. 31, 2019							$ 215	70,355		(13,456,610)		(663,358)	(14,049,398)
Balance at the ending (in shares) at Dec. 31, 2019							2,148,210
Convertible Preferred Stock
Preferred Stock issuance costs		$ (153)
Balance at the ending at Sep. 30, 2020		$ 46,533,616
Balance at the ending (in shares) at Sep. 30, 2020		8,338,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation					$ 21,108	$ 21,108
Net loss										(13,627,831)			(13,627,831)
Actuarial loss on pension												(117,100)	(117,100)
Foreign currency translation loss												(486,623)	(486,623)
Balance at the ending at Sep. 30, 2020							$ 215	91,463		(27,084,441)		(1,267,081)	(28,259,844)
Balance at the ending (in shares) at Sep. 30, 2020							2,148,210
Balance at the beginning at Dec. 31, 2019		$ 46,533,769											$ 46,533,769
Balance at the beginning (in shares) at Dec. 31, 2019		8,338,666											8,338,666
Convertible Preferred Stock
Issuance of stock upon conversion of notes payable						$ 7,902,908
Issuance of stock upon conversion of notes payable (in shares)						544,773
Issuance of stock for cash						$ 7,779,985
Issuance of stock for cash (in shares)						536,301
Preferred Stock issuance costs		$ (174,980)
Balance at the ending at Dec. 31, 2020		$ 62,041,682											$ 62,041,682
Balance at the ending (in shares) at Dec. 31, 2020		9,419,740											9,419,740
Balance at the beginning at Dec. 31, 2019							$ 215	70,355		(13,456,610)		(663,358)	$ (14,049,398)
Balance at the beginning (in shares) at Dec. 31, 2019							2,148,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation								28,144					28,144
Net loss										(24,171,001)			(24,171,001)
Actuarial loss on pension												(183,928)	(183,928)
Foreign currency translation loss												(1,250,390)	(1,250,390)
Balance at the ending at Dec. 31, 2020							$ 215	98,499	$ 24,281	(37,627,611)	$ (1,104)	(2,097,676)	(39,626,573)	$ 23,896
Balance at the ending (in shares) at Dec. 31, 2020							2,148,210
Balance at the ending at Dec. 31, 2020		$ 62,041,682											$ 62,041,682
Balance at the ending (in shares) at Dec. 31, 2020		9,419,740											9,419,740
Balance at the beginning at Sep. 28, 2020									0		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(1,104)			(1,104)
Balance at the ending at Dec. 31, 2020							$ 215	98,499	24,281	(37,627,611)	(1,104)	(2,097,676)	$ (39,626,573)	23,896
Balance at the ending (in shares) at Dec. 31, 2020							2,148,210
Convertible Preferred Stock
Issuance of stock upon conversion of notes payable						$ 15,319,955
Issuance of stock upon conversion of notes payable (in shares)						1,056,057
Preferred Stock issuance costs						$ (24,959)
Balance at the ending at Sep. 30, 2021		$ 182,856,927											$ 182,856,927
Balance at the ending (in shares) at Sep. 30, 2021		12,658,312											12,658,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation							$ 83	556,673					$ 556,756
Stock based compensation (in shares)							834,883
Net loss										(18,589,282)			(18,589,282)
Actuarial loss on pension												(295,255)	(295,255)
Foreign currency translation loss												301,901	301,901
Balance at the ending at Sep. 30, 2021							$ 303	660,666		(56,216,893)		(1,500,520)	(57,056,444)
Balance at the ending (in shares) at Sep. 30, 2021							3,038,093
Balance at the beginning at Dec. 31, 2020		$ 62,041,682											$ 62,041,682
Balance at the beginning (in shares) at Dec. 31, 2020		9,419,740											9,419,740
Balance at the beginning at Dec. 31, 2020							$ 215	$ 98,499	$ 24,281	$ (37,627,611)	(1,104)	$ (2,097,676)	$ (39,626,573)	23,896
Balance at the beginning (in shares) at Dec. 31, 2020							2,148,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(3,338,538)			(3,338,538)
Balance at the ending at Dec. 31, 2021											$ (18,120,430)			$ (18,119,711)